Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	UCI HOLDINGS LTD
Entity Central Index Key	0001513050
Document Type	6-K
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31